Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000148681 | Commodities
Holdings [Line Items]
Percent of Total Investments	3700.00%
C000148681 | Currencies
Holdings [Line Items]
Percent of Total Investments	1600.00%
C000148681 | Equities
Holdings [Line Items]
Percent of Total Investments	4200.00%
C000148681 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	500.00%
C000248117 | Commodities
Holdings [Line Items]
Percent of Total Investments	2000.00%
C000248117 | Currencies
Holdings [Line Items]
Percent of Total Investments	3100.00%
C000248117 | Equities
Holdings [Line Items]
Percent of Total Investments	2700.00%
C000248117 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	2200.00%
C000228821 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000228821 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000228821 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000228821 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000268743 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000268743 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000268743 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000265193 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000265193 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000265193 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000265193 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000265193 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000265193 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000265193 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000265193 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000265193 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000265195 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000265195 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000265195 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000265195 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000265195 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000265195 | Financials
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000265195 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000265195 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000265195 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000265195 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000265195 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000254229 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000254229 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000254229 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000254229 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000254229 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000224134 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224134 | Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000224134 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000246126 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000246126 | Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000246126 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000246126 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000246126 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000162265 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	85.70%
C000162265 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000162265 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000255321 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000255321 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209678 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209678 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209678 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209678 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209678 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000209678 | Affiliated Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000268744 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000268744 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000268744 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000268744 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000268744 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000268744 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000268744 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000268746 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000268746 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000268746 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000268746 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000268746 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000268746 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000268746 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000268746 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000268746 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000268746 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000239036 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000239036 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000239036 | Foreign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000222917 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000222917 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222917 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000222917 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000222917 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000222917 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000222917 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222917 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000222917 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222917 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222917 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000265197 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000265197 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000265197 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000265197 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000265197 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000265197 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000265197 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000265197 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000265197 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000265197 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000265197 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%